Property, Plant and Equipment (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment
Property, Plant and Equipment	$ (389,391)		$ (298,500)	$ (276,811)
Accumulated Depreciation, Property, Plant and Equipment prior to Assets Held for Sale			186,403	183,849
Accumulated Depreciation	(207,882)		(186,403)	(181,853)
Property, Plant and Equipment, Net	181,509		112,097	94,958
Impairment loss recorded on fixed assets				622
Depreciation expense	$ 18,515	$ 13,150	17,891	16,550	$ 17,694
Land
Property, Plant and Equipment
Property, Plant and Equipment			(6,328)	(4,232)
Buildings and improvements
Property, Plant and Equipment
Property, Plant and Equipment			(58,577)	(52,118)
Machinery and manufacturing equipment
Property, Plant and Equipment
Property, Plant and Equipment			(116,221)	(117,197)
Office equipment
Property, Plant and Equipment
Property, Plant and Equipment			(89,838)	(80,972)
Work in progress
Property, Plant and Equipment
Property, Plant and Equipment			(27,536)	(24,481)
Gross Property, Plant and Equipment held for sale
Property, Plant and Equipment
Property, Plant and Equipment			0	(2,189)
Accumulated Depreciation, reduction due to assets held for sale			$ 0	$ 1,996